Tax-Managed U.S. Marketwide

Value Portfolio II

SHARE CLASS (TICKER): INSTITUTIONAL CLASS (DFMVX)

Summary Prospectus

February 28, 2018

This Summary Prospectus describes shares of the Portfolio which is exclusively available to 401(k) plans, clients of certain financial advisers and other institutional clients, as approved by the Advisor.

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio, including the Statement of Additional Information (SAI) and most recent reports to shareholders, when available, online at https://us.dimensional.com/fund-documents. You can also get this information at no cost by calling collect to (512) 306-7400 or by sending an e-mail request to document_requests@dimensional.com, or from your financial intermediary. The Portfolio’s Prospectus and SAI, both dated February 28, 2018, as may be supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The investment objective of the Tax-Managed U.S. Marketwide Value Portfolio II (the “Tax-Managed Value Portfolio”) is to achieve long-term capital appreciation. The Tax-Managed Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Tax-Managed U.S. Marketwide Value Series (the “Tax-Managed Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Tax-Managed Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.40%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.42%
Fee Waiver and/or Expense Reimbursement	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.22%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Tax-Managed Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each

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year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

The Example reflects the aggregate annual operating expenses of the Tax-Managed Value Portfolio and the Portfolio’s portion of the expenses of the Tax-Managed Value Series.

PORTFOLIO TURNOVER

The Tax-Managed Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Tax-Managed Value Portfolio’s performance. During the most recent fiscal year, the Tax-Managed Value Series’ portfolio turnover rate was 7% of the average value of its investment portfolio.

Principal Investment Strategies

The Advisor’s tax management strategies for the Tax-Managed Value Series are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Tax-Managed Value Series with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

The Tax-Managed Value Portfolio pursues its investment objective by investing substantially all of its assets in the Tax-Managed Value Series. The Tax-Managed Value Series, using a market capitalization weighted approach, purchases a broad and diverse group of securities of U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. company, the greater its representation in the Tax-Managed Value Series. The Advisor may adjust the representation in the Tax-Managed Value Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price

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to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Tax-Managed Value Series will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for purchase by Tax-Managed Value Series securities of companies whose market capitalizations generally fall within the range of total market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor.

The Tax-Managed Value Series and the Tax-Managed Value Portfolio each may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Tax-Managed Series or Tax-Managed Portfolio. The Tax-Managed Series and Tax-Managed Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Tax-Managed Value Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Tax-Managed Value Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Tax-Managed Value Portfolio and the Tax-Managed Value Series.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Tax-Managed Value Series that owns them, and, in turn, the Tax-Managed Value Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

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Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax Management Strategy Risk: The tax-management strategies may alter investment decisions and affect the portfolio holdings, when compared to those of non-tax-managed mutual funds. The Advisor anticipates that performance of the Tax-Managed Value Portfolio may deviate from that of non-tax-managed mutual funds.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Tax-Managed Value Series and the Tax-Managed Value Portfolio use derivatives, the Tax-Managed Value Series and the Tax-Managed Value Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Tax-Managed Series or the Tax-Managed Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Tax-Managed Value Series may lose money and there may be a delay in recovering the loaned securities. The Tax-Managed Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Tax-Managed Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Tax-Managed Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one

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year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Tax-Managed Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Tax-Managed Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Managed U.S. Marketwide Value Portfolio II—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
24.26% (4/09–6/09)	-27.66% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Tax-Managed U.S. Marketwide Value Portfolio II
Return Before Taxes	17.15%	15.67%	8.69%
Return After Taxes on Distributions	15.73%	14.72%	8.07%
Return After Taxes on Distributions and Sale of Portfolio Shares	10.81%	12.52%	7.00%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.19%	13.95%	7.19%

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Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Tax-Managed Value Portfolio and the Tax-Managed Value Series. The following individuals are responsible for coordinating the day to day management of the Tax-Managed Value Portfolio and the Tax-Managed Value Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Lukas J. Smart, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

Shares of the Portfolio are sold only (i) to deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code, (ii) to clients of certain financial advisors, and (iii) to other institutional clients, in each case as approved by the Advisor. Provided that shares of the Portfolio are available under an employer’s plan, or through an institution or financial advisor, shares may be purchased by following the procedures adopted by the respective employer, institution or financial adviser, as approved by the Advisor. The Tax-Managed Value Portfolio does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan, institution or financial adviser imposes a minimum transaction requirement. All investments are subject to approval of the Advisor. An investor who desires to redeem shares of the Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan (or to an intermediary or a sub-designee, if applicable) in the form required by such financial adviser or service agent.

Tax Information

The dividends and distributions you receive from the Tax-Managed Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

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Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400 RRD022818-DFMVX 00206295